Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011		Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Revenues				$ 8
Goodwill impairment charges
Operating loss				(26)
Loss from operations before income taxes				(26)
Benefit for income taxes				9
Loss from operations				(17)
Gain/(Loss) on sale, net of tax		1	[1]	(5)	[1]
Income/(Loss) from discontinued operations, net of tax		$ 1		$ (22)

[1]	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.